Income Taxes (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012 Subsidiary	Dec. 31, 2011	Dec. 31, 2010
Current [Abstract]
Federal					$ 4,256,000	$ 1,216,000	$ 30,000
State					435,000	81,000	22,000
Current Total					4,691,000	1,297,000	52,000
Deferred [Abstract]
Federal					(12,664,000)	(590,000)	0
State					(4,231,000)	(145,000)	0
Deferred Total			3,624,000	(2,160,000)	(16,895,000)	(735,000)	0
Total	3,054,000	41,000	5,977,000	71,000	(12,204,000)	562,000	52,000
Differential income tax provisions computed at the Federal statutory corporate tax rate [Abstract]
Income (loss) before income tax	7,981,000	6,219,000	15,529,000	8,457,000	22,710,000	(6,911,000)	(1,802,000)
Tax at Federal statutory rate (35%)					7,949,000	(2,419,000)	(631,000)
Add (deduct) effect of [Abstract]
State income taxes net of Federal income tax benefit (expense)					(2,467,000)	(41,000)	14,000
Cash surrender value of life insurance					(375,000)	(393,000)	(398,000)
Non-deductible ESOP and stock option expense					103,000	119,000	168,000
Tax-exempt interest income					(185,000)	(254,000)	(294,000)
Reversal of federal valuation allowance on deferred taxes					(17,008,000)	2,921,000	1,281,000
Intra-period tax allocation between other comprehensive income and loss from operations					0	(591,000)	0
Increase in tax exposure reserve					(184,000)	1,216,000	0
Other					(37,000)	4,000	(88,000)
Total	3,054,000	41,000	5,977,000	71,000	(12,204,000)	562,000	52,000
Effective tax rate (in hundredths)			38.50%		(53.70%)	(8.10%)	(2.90%)
Federal and state income tax benefit						736,000
Gross deferred tax assets [Abstract]
Excess book depreciation					653,000	617,000
Compensation agreements					277,000	335,000
Restricted stock and stock options					935,000	1,252,000
Allowance for loan losses					12,316,000	13,113,000
Repurchase reserve for loans sold					357,000	0
Real estate owned write-downs					4,005,000	4,826,000
Interest recognized for tax but not books					1,609,000	1,169,000
Federal NOL carryforward					0	915,000
State NOL carryforward					817,000	1,563,000
Unrealized loss on impaired securities					0	841,000
Other					426,000	213,000
Total gross deferred tax assets					21,395,000	24,844,000
Valuation allowance					0	(21,270,000)
Deferred tax assets					21,395,000	3,574,000
Gross deferred tax liabilities [Abstract]
Unrealized gain on securities available for sale, net					(1,834,000)	(1,228,000)
Mortgage Servicing Rights					(1,278,000)	0
FHLB stock dividends					(858,000)	(931,000)
Deferred loan fees					(639,000)	(859,000)
Deferred liabilities					(4,609,000)	(3,018,000)
Net deferred tax assets					16,786,000	556,000
Retained earnings excluding federal or state taxes					16,700,000
Number of subsidiary					1
Reconciliation of the beginning and ending amount of unrecognized tax benefits [Roll Forward]
Balance at January 1			71,000	2,004,000	2,004,000	0
Increases related to prior year tax positions					13,000	1,526,000
Increases related to current year tax positions					2,000	478,000
Decreases related to prior year tax positions					(1,948,000)	0
Balance at December 31					71,000	2,004,000	0
Accrued income tax expense interest recognized						241,000
Income tax interest or penalties					0		0
Income tax interest or penalties accrued					53,000	241,000	0
Payment towards the proposed IRS adjustment				982,000
Non-sharable Wisconsin NOL carry forward					$ 17,500,000